Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (142,191)	$ (7,437)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	562	139
Share-based compensation	11,380	278
SAFE Instruments remeasurement	86,907
Warrant remeasurement	6,651	7
Provision for contract losses, net	5,180
Non-cash operating lease expense	1,277	134
Other non-cash operating activities	583
Changes in assets and liabilities:
Receivables	(3,597)
Prepaid and other current assets	(497)	(150)
Other long-term assets	(2,571)
Trade payables	1,885	(51)
Accrued expenses and other current liabilities	4,245	212
Contract liabilities	123
Operating lease liabilities	(1,061)	(134)
Other long-term liabilities	69
Net cash used in operating activities	(31,055)	(7,002)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(3,836)	(295)
Purchases of available-for-sale investments	(49,304)
Maturities of available-for-sale investments	16,224
Acquisition of HelioHeat, net of cash acquired	(1,684)
Other investing activities	(46)
Net cash used in investing activities	(38,646)	(295)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from preferred shares, net of issuance costs of $13.3 thousand		10,242
Proceeds from SAFE Instruments, net of issuance costs of $30.1 thousand	83,411
Proceeds from Business Combination with Athena, net of transaction costs	159,400
Proceeds from Paycheck Protection Program loan		411
Repayments on Paycheck Protection Program loan	(411)
Proceeds from exercise of stock options	524	33
Proceeds from exercise of common stock warrants	30
Other financing costs	(6)
Net cash provided by financing activities	242,948	10,686
INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	173,247	3,389
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF THE YEAR	18,334	14,945
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF THE YEAR	$ 191,581	$ 18,334